OTHER ASSETS	12 Months Ended
Dec. 31, 2023
OTHER ASSETS
OTHER ASSETS

6— OTHER ASSETS

Other assets consist of the following:

	December 31,
	2023	2022
Prepaid expenses, current portion	659	660
Total	659	660

Prepaid expenses mainly consist of rental and future congresses and conferences expenses.